Condensed Parent Company Financial Information (Condensed Statements Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Income before equity in undistributed net income of bank subsidiary									$ 6,725	$ 7,265	$ 7,322
NET INCOME	$ 865	$ 402	$ 1,185	$ 1,394	$ 1,500	$ 1,378	$ 1,336	$ 1,307	3,846	5,521	5,917
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Income - including dividends from bank subsidiary									28,000	2,575	3,000
Expenses - interest expense, professional fees and other expenses, net of federal income tax benefit									(835)	(703)	(577)
Income before equity in undistributed net income of bank subsidiary									27,165	1,872	2,423
Equity in undistributed net income of bank subsidiaries									(23,319)	3,649	3,494
NET INCOME									$ 3,846	$ 5,521	$ 5,917